OTHER NON-OPERATING LOSSES, NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
OTHER NON-OPERATING LOSSES, NET
Loss from early debt redemption		$ (124)		$ (124)
Change of fair value of derivatives	$ (20)	14	$ (22)	(23)
Other gains / (losses)	4	(6)	(3)	(5)
Other non-operating losses, net	$ (16)	$ (116)	$ (25)	$ (152)